UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 35.5%
	Commercial Services & Supplies: 1.1%
4,000	Sotheby's	$80,240

	Communications Equipment: 3.1%
10,000	Cisco Systems, Inc. (a)	225,600

	Computers & Peripherals: 3.3%
20,000	EMC Corp. (a)	239,200

	Diversified Financial Services: 1.7%
4,000	NASDAQ Stock Market, Inc. (a)	122,280

	Insurance: 6.1%
100	Berkshire Hathaway, Inc. (a)	439,500

	Internet Software & Services: 2.8%
500	Google, Inc. (a)	200,260

	Metals & Mining: 3.1%
4,000	Freeport-McMoRan Copper & Gold, Inc.	227,400

	Pharmaceuticals: 7.9%
3,000	Johnson & Johnson	207,840
20,000	Pfizer, Inc.	368,800
		576,640
	Semiconductor & Semiconductor Equipment: 2.7%
10,500	Intel Corp.	196,665

	Software: 3.7%
10,000	Microsoft Corp.	266,900

	TOTAL COMMON STOCKS
	(Cost $2,907,193)	2,574,685

	INVESTMENT COMPANIES: 10.7%
11,000	UltraShort S&P 500 ProShares	773,300
		773,300
	TOTAL INVESTMENT COMPANIES
	(Cost $798,545)	773,300

Contracts	(100 shares per contract)

	OPTIONS PURCHASED: 2.0%

	CALL OPTION PURCHASED: 0.2%
	Diversified Financial Services: 0.2%
40	NYSE Euronext, Inc.
	Expiration: January, 2009, Exercise Price: $40.00	16,100

	PUT OPTIONS PURCHASED: 1.8%
	Household Durables: 1.3%
150	Tempur Pedic International, Inc.
	Expiration: October, 2008, Exercise Price: $12.50	32,625
150	Tempur Pedic International, Inc.
	Expiration: October, 2008, Exercise Price: $15.00	61,500
		94,125

	Investment Company 0.5%
100	Retail Holders Trust
	Expiration: October, 2008, Exercise Price: $90.00	34,000

	TOTAL OPTIONS PURCHASED
	(Cost $106,530)	144,225
Shares
	EXCHANGE TRADED NOTES: 0.9%
2,000	PowerShares DB Base Metals Double Short - ETN	68,280

	TOTAL EXCHANGE TRADED NOTES
	(Cost $68,790)	68,280

	SHORT-TERM INVESTMENT: 43.7%
	Money Market Fund: 43.7%
3,167,622	Fidelity Government - Portfolio Institutional	3,167,622

	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,167,622)	3,167,622
	TOTAL INVESTMENTS IN SECURITIES: 92.8%
	(Cost $7,048,680)	6,728,112
	Other Assets in Excess of Liabilities: 7.2%	522,082
	TOTAL NET ASSETS: 100.0%	$7,250,194

(a)	Non-income producing security.
ETN	Exchange -Traded Note

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

Cost of investments		$7,083,805
Gross unrealized appreciation		$151,898
Gross unrealized depreciation		$(507,591)
Net unrealized depreciation		$(355,693)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Counterpoint Select Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Counterpoint Select Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Counterpoint Select Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$6,728,112	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$6,728,112	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M Slotky
Robert M. Slotky, President

Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  November 25, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  November 25, 2008

* Print the name and title of each signing officer under his or her signature.